Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2021
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION
Net change in non-cash working capital items is as follows:

	March 31,
As at	2021	2020
	$	$
Accounts receivable and other receivables	(5,289)	7,622
Income taxes receivable	1,450	(407)
Unbilled revenue	(2,154)	2,200
Tax credits receivable	28	185
Prepaids	(944)	377
Accounts payable and accrued liabilities	5,504	(4,673)
Deferred revenue	1,319	435
	(86)	5,739

For the year ended March 31, 2021 non-cash investing and financing activities included the acquisition of leasehold improvements from the lessor as lease incentives in an amount of $1,325,922 (2020 - $1,249,462